Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Notes Payable [Abstract]
Balance - December 31, 2024					$ 578,708
Proceeds (face amount of note)	$ 70,000	$ 70,000			750,000	524,000	618,708	$ 240,000
Derivative liability recognized as debt discount					(953,571)
Amortization of debt discount			$ 197,327		312,456	$ 15,000	15,000	469,514
Balance – September 30, 2025			$ 687,593		$ 687,593		$ 578,708